Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating revenues: (Notes 3, 4 and 12)
Time charter and bareboat revenues	$ 70,250	$ 70,908	$ 137,476	$ 141,456
Other income	9	14	607	15
Total revenues	70,259	70,922	138,083	141,471
Operating expenses: (Note 12)
Vessel operating expenses	13,112	15,301	28,746	29,757
Depreciation (Note 9)	22,451	22,429	44,824	44,860
General and administrative expenses	1,337	1,264	2,724	2,561
Total operating expenses	36,900	38,994	76,294	77,178
Operating income	33,359	31,928	61,789	64,293
Finance income (expense):
Interest income	3	233	121	471
Interest expense (Note 5)	(8,512)	(13,186)	(18,974)	(26,844)
Other finance expense (Note 5)	(199)	(286)	(307)	(404)
Realized and unrealized gain (loss) on derivative instruments (Note 6)	(3,092)	(10,318)	(26,782)	(16,247)
Net gain (loss) on foreign currency transactions	127	(192)	(297)	(218)
Total finance expense	(11,673)	(23,749)	(46,239)	(43,242)
Income before income taxes	21,686	8,179	15,550	21,051
Income tax expense (Note 8)	(3)	(3)	(6)	(6)
Net income	21,683	8,176	15,544	21,045
Series A Preferred unitholders' interest in net income	1,800	1,800	3,600	3,600
General Partner's interest in net income	368	118	221	322
Limited Partners' interest in net income	$ 19,515	$ 6,258	$ 11,723	$ 17,123
Earnings per unit (Basic): (Note 14)
General Partner unit (diluted)	$ 0.597	$ 0.191	$ 0.359	$ 0.524
Earnings per unit (Diluted): (Note 14)
General Partner unit (diluted)	0.597	0.191	0.359	0.524
Common Units [Member]
Earnings per unit (Basic): (Note 14)
Common unit (basic)	0.597	0.191	0.359	0.524
Earnings per unit (Diluted): (Note 14)
Common unit (diluted)	$ 0.582	$ 0.191	$ 0.359	$ 0.524